Related Parties - Atrio Health Plans (Details) - USD ($) $ in Thousands	1 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2022
Related Parties
Financial Designation, Predecessor and Successor [Fixed List]	Successor		Predecessor	Successor
Atrio | Capitated revenue
Related Parties
Transaction amount		$ 11,483	$ 142,905	$ 158,941
Atrio | Other patient service revenue
Related Parties
Transaction amount		181	2,022	2,286
Atrio | Medical expenses
Related Parties
Transaction amount		14,684	$ 146,216	178,300
Atrio | Health plans
Related Parties
Receivables	$ 4,696	4,696		177
Payables				2,536
Atrio | Claims
Related Parties
Payables	$ 16,349	$ 16,349		$ 27,838